Right-of-Use Asset and Lease Liability - Schedule of Total Lease Liability (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Lease liabilities [abstract]
Current lease liability		$ 553,973
Non-current lease liability		2,548,215
Total lease liability		$ 3,102,188